COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2021		$ 89,736
2022		82,885
Total minimum non-cancellable operating lease payments		172,621
Less discount to fair value		(31,979)
Right of use asset - related party	$ 0	$ 140,642	$ 214,020